Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
3,002	iShares 20+ Year Treasury Bond ETF	$429,526	1.0
5,220	iShares S&P SmallCap 600 Index Fund	406,325	1.0
28,075	Schwab U.S. TIPS ETF	1,593,537	3.8
7,692	Vanguard Real Estate ETF	717,279	1.7
4,918	Vanguard Russell 1000 Growth ETF	807,339	2.0

	Total Exchange-Traded Funds (Cost $3,830,084)	3,954,006	9.5

MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
87,342	Voya Floating Rate Fund - Class I	828,875	2.0
237,972	Voya Intermediate Bond Fund - Class R6	2,484,428	6.0
114,562	Voya Large Cap Value Fund - Class R6	1,473,268	3.5
42,455	Voya Large-Cap Growth Fund - Class R6	1,954,638	4.7
46,811	Voya MidCap Opportunities Portfolio - Class I	608,073	1.5
141,422	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,687,160	4.0
266,135	Voya Multi-Manager International Equity Fund - Class I	2,951,439	7.1
408,307	Voya Multi-Manager International Factors Fund - Class I	3,817,668	9.2
64,205	Voya Multi-Manager Mid Cap Value Fund - Class I	645,906	1.5
83,581	Voya Short Term Bond Fund - Class R6	824,942	2.0
54,273	Voya Small Company Portfolio - Class I	849,376	2.0
160,773	Voya Strategic Income Opportunities Fund - Class R6	1,657,566	4.0
173,197	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,128,593	5.1
371,444	Voya U.S. Stock Index Portfolio - Class I	5,861,390	14.1
233,312	VY BrandywineGLOBAL - Bond Portfolio - Class I	2,438,115	5.9
70,849	VY® Invesco Comstock Portfolio - Class I	1,285,208	3.1
146,197	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,128,613	9.9
24,652	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,036,269	4.9

	Total Mutual Funds (Cost $38,013,186)	37,661,527	90.5

	Total Investments in Securities (Cost $41,843,270)	$41,615,533	100.0
	Assets in Excess of Other Liabilities	9,775	0.0
	Net Assets	$41,625,308	100.0

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,954,006	$–	$–	$3,954,006
Mutual Funds	37,661,527	–	–	37,661,527
Total Investments, at fair value	$41,615,533	$–	$–	$41,615,533

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$307,827	$40,581	$(352,340)	$3,932	$-	$-	$33,915	$-
Voya Floating Rate Fund - Class I	1,233,190	381,745	(824,678)	38,618	828,875	32,745	(23,341)	-
Voya Intermediate Bond Fund - Class R6	2,308,532	3,042,885	(2,966,359)	99,370	2,484,428	72,689	74,857	-
Voya International Index Portfolio - Class I	1,231,054	168,084	(1,595,861)	196,723	-	-	(68,972)	-
Voya Large Cap Value Fund - Class R6	926,894	778,749	(430,137)	197,762	1,473,268	12,586	(39,084)	-
Voya Large-Cap Growth Fund - Class R6	1,549,275	833,253	(815,120)	387,230	1,954,638	-	(52,679)	-
Voya MidCap Opportunities Portfolio - Class I	465,537	264,913	(154,988)	32,611	608,073	474	(3,769)	64,627
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,233,760	1,111,708	(892,719)	234,411	1,687,160	-	(94,306)	-
Voya Multi-Manager International Equity Fund - Class I	2,004,983	1,230,048	(556,033)	272,441	2,951,439	-	(15,190)	-
Voya Multi-Manager International Factors Fund - Class I	2,309,903	1,919,178	(696,492)	285,079	3,817,668	-	(60,585)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	463,919	237,385	(181,237)	125,839	645,906	-	(36,565)	-
Voya Short Term Bond Fund - Class R6	-	908,462	(91,282)	7,762	824,942	7,789	714	-
Voya Small Company Portfolio - Class I	619,288	417,772	(235,861)	48,177	849,376	2,886	(49,144)	97,694
Voya Strategic Income Opportunities Fund - Class R6	-	1,827,705	(182,766)	12,627	1,657,566	31,978	1,455	-
Voya U.S. Bond Index Portfolio - Class I	2,002,301	1,099,353	(3,082,713)	(18,941)	-	16,489	60,829	-
Voya U.S. High Dividend Low Volatility Fund - Class I	1,083,206	1,250,956	(2,438,233)	104,071	-	16,839	14,411	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	2,024,633	-	103,960	2,128,593	-	-	-
Voya U.S. Stock Index Portfolio - Class I	2,041,619	5,696,063	(2,114,240)	237,948	5,861,390	15,269	(69,892)	307,549
VY® Goldman Sachs Bond Portfolio - Class I	1,536,270	1,334,841	(566,511)	133,515	2,438,115	45,498	4,691	-
VY® Invesco Comstock Portfolio - Class I	1,571,334	679,514	(1,077,151)	111,511	1,285,208	5,809	14,672	111,970
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,161,616	1,540,986	(908,011)	334,022	4,128,613	14,049	25,270	200,768
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,858,693	963,924	(971,535)	185,187	2,036,269	3,742	(55,515)	216,441
	$27,909,201	$27,752,738	$(21,134,267)	$3,133,855	$37,661,527	$278,842	$(338,228)	$999,049

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $42,518,662.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$595,863
Gross Unrealized Depreciation	(1,498,992)

Net Unrealized Depreciation	$(903,129)